                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2264

Exact name of registrant as specified in charter:
Lincoln National Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  12/31

Date of reporting period:  12/31/03

Item 1.  Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)
CLOSED-END

Annual Report DECEMBER 31, 2003
--------------------------------------------------------------------------------
              LINCOLN NATIONAL INCOME FUND, INC.










[LOGO] POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
  Statement of Net Assets                                       3
  Statement of Operations                                       8
  Statements of Changes in Net Assets                           9
  Statement of Cashflows                                       10
  Financial Highlights                                         11
  Notes to Financial Statements                                12
-----------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                 15
-----------------------------------------------------------------
BOARD OF DIRECTORS/OFFICERS                                    16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

                                             Lincoln National Income Fund, Inc.
                                             January 9, 2004
Portfolio
   MANAGEMENT REVIEW


Fund Manager
Ryan K. Brist
Portfolio Manager

Q: How did the overall market for fixed-income investments perform in 2003?
A: 2003 was an excellent year for fixed-income investments, particularly in sectors other than U.S. Treasuries -- what bond traders often refer to as the spread sectors. During the year, interest rates on 10-year Treasuries increased slightly and bond prices fell correspondingly.

In the spread sectors, a much more positive scenario played out. Corporate bonds staged a strong recovery following a disastrous year in 2002. Companies made substantial progress during 2003 in cleaning up their balance sheets, which appeared over-leveraged in 2002. Governance scandals at Enron, Tyco and WorldCom had also impacted bonds in 2002, hitting the telecommunications and energy sectors with particular severity. These sectors recovered nicely in 2003, as investors responded positively to new disclosure requirements.

Underlying all of this was a strong economy. Gross domestic product (GDP) growth averaged +4.4% over the first three quarters, with an +8.2% surge in the third quarter alone. Continued low interest rates, benign inflation, and improved earnings were positive for both equities and corporate bonds during the year. The Lehman Brothers Credit Index, the Fund's benchmark index, gained a respectable +4.67% for the year.

Q: How did Lincoln National Income Fund, Inc. perform in this market environment?
A: The Fund had an excellent year, returning +17.01% (shares at net asset value with distributions reinvested) -- more than three and a half times the gain made by its benchmark index.

Our research indicated that companies in all sectors of the market were "doing the right thing" for bondholders; implementing strategies to pay down debt and shore up balance sheets. With confidence that the fundamentals were in place, we positioned the Fund's assets with an emphasis on the highest-returning sectors of the bond market.

We invested 20 percent of the Fund's net assets in both high-yield and emerging markets securities. These are the maximum allocations allowed by the Fund's investment guidelines. Another 45 percent of net assets was deployed in BBB-rated bonds -- the lowest rating in the investment-grade sector. These decisions paid off handsomely, as the high-yield and emerging markets sectors both produced returns in the neighborhood of 25 percent. On top of these gains, our BBB-rated issues outperformed as well. In addition, the levered nature of the Fund added to its total return during 2003.

Q: What strategies, sectors, and securities worked best for the Fund?
A: As a bottom-up credit manager, we are on the alert for strong relative values. In the fourth quarter of 2002, a number of companies in beaten-down sectors such as cable/media, telecommunications, automotive, and energy started to grab our attention. For example, Time Warner announced its intention to pare back debt from $30 billion to $20 billion through asset sales, aggressive repayment schedules, and the use of cash flows that were increasingly available as the economy improved. Our positions in Time Warner credits paid off nicely as the rest of the market caught on to the fundamental improvements taking place.

We also did well with Ford and General Motors. These companies' bonds were priced more cheaply than similarly rated credits and offered attractive yields. Our research indicated that fundamental improvements, including stronger earnings and a reduced reliance on short-term debt, would boost total return opportunities. As the year progressed, the companies performed as expected, resulting in dramatically compressed spreads relative to the index.

Q: What strategies, sectors, and securities did not succeed for the Fund?
A: Our positions in the banking sector underperformed the market. These securities carry higher credit ratings and were essentially overlooked as the market focused on lower-quality credits. Fortunately, the Fund held less than a seven percent weighting in the banking sector, which represented an underweighting relative to the Fund's benchmark index.

Lincoln National
   INCOME FUND, INC.

Fund Basics
As of December 31, 2003
-----------------------------------------
Fund Objective:
The Fund seeks to provide increasing
dollar amounts of income for distribution
to its shareholders over the long-term.
-----------------------------------------
Total Fund Net Assets:
$98.09 million
-----------------------------------------
Number of Holdings:
217
-----------------------------------------
Your Fund Management
Ryan K. Brist joined Delaware Investments in
2000. Previously, he served as a Senior
Trader and Corporate Specialist for Conseco
Capital Management's fixed-income group, and
as an Analyst in Oil/Gas Investment Banking
for Dean Witter Reynolds in New York. Mr.
Brist is a graduate of Indiana University
and a CFA charterholder.
-----------------------------------------
NYSE Symbol:
LND

Fund Performance
Average Annual Total Returns
Through December 31, 2003                       10 Years   Five Years   One Year
--------------------------------------------------------------------------------
At Market Price                                 +10.40%     +11.34%      +31.46%
At Net Asset Value                               +9.16%      +9.98%      +17.01%
--------------------------------------------------------------------------------
Returns reflect reinvestment of all distributions. Performance does not include any brokerage commissions for purchases made since inception. Past performance is not a guarantee of future results.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance of a $10,000 Investment
December 31, 1993 to December 31, 2003

Lincoln National Income Fund - Performance of a $10,000 Investment
                       Lincoln National Income          Lincoln National Income
                        Fund - Class A Shares            Fund - Class A Shares           Lehman Brothers
                             Market Price                         NAV                      Credit Index
                       -----------------------          -----------------------          ---------------
     12/31/93                  $10,000                          $10,000                       $10,000
     12/31/94                  $ 8,020                          $ 9,248                       $ 9,646
     12/31/95                  $11,154                          $11,777                       $11,737
     12/31/96                  $11,423                          $12,409                       $12,128
     12/31/97                  $13,379                          $13,819                       $13,362
     12/31/98                  $15,710                          $14,929                       $14,463
     12/31/99                  $11,729                          $14,671                       $14,182
     12/31/00                  $14,197                          $16,596                       $15,516
     12/31/01                  $17,338                          $18,149                       $17,129
     12/31/02                  $20,457                          $20,532                       $18,932
     12/31/03                  $26,896                          $24,023                       $19,816

Chart assumes $10,000 invested on December 31, 1993 and reflects the reinvestment of all distributions. Performance of the Fund and the Lehman Brothers Credit Index at market value are based on market performance during the period. Performance of the Fund at net asset value is based on the fluctuations in net asset value during the period. Investments in the Fund are not available at net asset value. The Lehman Brothers Credit Index measures the performance of the U.S. Corporate bond market. Performance does not include any brokerage commissions for purchases. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Market Price v. Net Asset Value
December 31, 2002 to December 2003

Lincoln National Income Fund - Market Price vs. NAV

                        NAV          Market Price
                        ---          ------------
        12/31/02       $12.99           $12.65
         1/31/03       $13.14           $13.36
         2/28/03       $13.55           $14.00
         3/31/03       $13.58           $13.84
         4/30/03       $13.86           $13.68
         5/31/03       $14.46           $14.16
         6/30/03       $14.47           $14.24
         7/31/03       $13.26           $13.35
         8/31/03       $13.46           $12.88
         9/30/03       $14.19           $13.35
        10/31/03       $13.82           $14.39
        11/30/03       $13.99           $14.24
        12/31/03       $13.41           $14.75

Past performance is not a guarantee of future results.

Statement                                    Lincoln National Income Fund, Inc.
   OF NET ASSETS                             December 31, 2003


                                                     Principal      Market
                                                      Amount#     Value(U.S.$)
--------------------------------------------------------------------------------
Public Debt Securities - 100.52%
--------------------------------------------------------------------------------
Asset-Backed Securities - 2.06%
[CHECK MARK]*Carlyle High Yield Partners 1 B1
     144A 8.00% 5/31/07                          USD   1,000,000   $1,044,886
   Mid-State Trust 11 A1 4.864% 7/15/38                  159,114      149,724
[CHECK MARK]*Sankaty Market Value 3 B1 144A CDO
     7.379% 4/30/09                                      290,000      307,565
  *Sky Financial Medical Loan
     Securitization 2002-A A2 144A
     6.705% 7/16/18                                      485,000      520,163
                                                                   ----------
                                                                    2,022,338
                                                                   ----------
Automobiles & Automotive Parts - 3.74%
   Ford Motor 7.45% 7/16/31                            2,250,000    2,280,341
   General Motors
     7.125% 7/15/13                                      725,000      796,478
     8.375% 7/15/33                                      510,000      593,795
                                                                   ----------
                                                                    3,670,614
                                                                   ----------
Banking - 6.39%
   Banc One 2.625% 6/30/08                               660,000      635,314
   Bank of America 4.375% 12/1/10                      1,000,000    1,004,004
   Branch Banking & Trust 4.875% 1/15/13               1,345,000    1,345,702
   Deutsche Bank Financial 5.375% 3/2/15                 355,000      360,889
   Popular 4.25% 4/1/08                                1,310,000    1,334,976
 ^*Rabobank Capital 144A 5.26% 12/29/49                  680,000      682,515
   RBS Capital Trust I 4.709% 12/29/49                   545,000      522,281
   Westpac Banking 4.625% 6/1/18                         410,000      382,933
                                                                   ----------
                                                                    6,268,614
                                                                   ----------
Building & Materials - 0.94%
  *Lone Star Industries 144A 8.85% 6/15/05               555,000      582,750
   York International 6.625% 8/15/06                     310,000      334,749
                                                                   ----------
                                                                      917,499
                                                                   ----------
Cable, Media & Publishing - 4.41%
   AOL Time Warner 7.70% 5/1/32                          390,000      456,893
   Continental Cablevision 9.50% 8/1/13                  500,000      577,812
   Lodgenet Entertainment 9.50% 6/15/13                  160,000      176,000
   Time Warner Entertainment
     8.18% 8/15/07                                       295,000      341,890
     8.375% 3/15/23                                    1,120,000    1,392,177
   USA Interactive 7.00% 1/15/13                       1,250,000    1,380,559
                                                                   ----------
                                                                    4,325,331
                                                                   ----------
Chemicals - 1.39%
   Dow Chemical 6.00% 10/1/12                            285,000      300,512
   Lyondell Chemical 9.875% 5/1/07                       670,000      710,200
   Valspar 6.00% 5/1/07                                  325,000      352,951
                                                                   ----------
                                                                    1,363,663
                                                                   ----------
Collateralized Mortgage Obligations - 1.05%
  *Gsamp 2002-WFN 144A 8.25% 10/20/32                     51,081       51,245
  *Gsamp 2003-FM1N 144A 7.50% 3/20/33                    383,541      384,806
  *Merrill Lynch Mortgage Trust
     2002-MW1 J 144A 5.695% 7/12/34                      195,000      157,463
  *Novastar Caps Trust 144A 7.15% 10/25/31                25,914       25,914
 ^*Prudential Securities Preferred Financing
     1998-Cl J 144A 7.391% 5/15/13                       175,000      143,862
 ^*Salomon Brothers Mortgage Securities
     1999-Cl J 144A 7.00% 5/18/32                        295,000      234,909
  *Sharp 2002-HE2N N 144A 9.50% 10/25/32                  27,034       27,034
                                                                   ----------
                                                                    1,025,233
                                                                   ----------

                                                     Principal      Market
                                                      Amount#     Value(U.S.$)
--------------------------------------------------------------------------------
Public Debt Securities (continued)
--------------------------------------------------------------------------------
   Computers & Technology - 1.59%
   Computer Science 3.50% 4/15/08                USD     675,000   $  672,454
   Dell Computer 7.10% 4/15/28                           415,000      481,451
   Electronic Data Systems 6.00% 8/1/13                  410,000      403,748
                                                                   ----------
                                                                    1,557,653
                                                                   ----------
Consumer Products - 0.82%
  *Johnson & Son 144A 5.75% 2/15/33                      825,000      799,471
                                                                   ----------
                                                                      799,471
                                                                   ----------
Electronics & Electrical Equipment - 0.63%
   Jabil Circuit 5.875% 7/15/10                          590,000      616,243
                                                                   ----------
                                                                      616,243
                                                                   ----------
Energy - 6.86%
   Amerada Hess 7.30% 8/15/31                            585,000      605,891
   Enterprise Products Partners
     6.875% 3/1/33                                       945,000      947,254
     7.50% 2/1/11                                        530,000      593,106
  *Halliburton 144A 5.50% 10/15/10                       745,000      780,234
  *Kern River Funding 144A 4.893% 4/30/18                478,030      477,194
   North Border Pipeline 6.25% 5/1/07                    490,000      532,906
   Tennessee Gas 8.375% 6/15/32                          490,000      522,463
   Tesoro Petroleum 8.00% 4/15/08                        960,000    1,024,800
   Valero Energy 6.125% 4/15/07                          305,000      331,371
   Valero Logistics Operations 6.05% 3/15/13             880,000      917,372
                                                                   ----------
                                                                    6,732,591
                                                                   ----------

Finance - 23.89%

^[CHECK MARK]*Ares Leveraged Investment Fund 144A CDO
     5.71% 10/31/05                                      530,000      478,405
   Bear Stearns 4.65% 7/2/18                           1,095,000    1,003,354
   Capital One Bank
     5.75% 9/15/10                                       540,000      572,022
     6.50% 6/13/13                                       420,000      441,111
   Citigroup
     5.625% 8/27/12                                      480,000      507,577
     5.875% 2/22/33                                      330,000      325,444
     6.625% 6/15/32                                      450,000      489,105
   Credit Suisse First Boston USA
     3.875% 1/15/09                                      580,000      579,964
     6.125% 11/15/11                                   1,045,000    1,139,512
  *Erac USA Finance 144A 7.35% 6/15/08                 1,115,000    1,275,124
  *Farmers Exchange Capital 144A
     7.05% 7/15/28                                       190,000      178,333
   Ford Motor Credit
     5.625% 10/1/08                                      995,000    1,022,514
     7.25% 10/25/11                                      320,000      347,581
   GMAC
     6.75% 1/15/06                                         5,000        5,370
     8.00% 11/1/31                                     1,885,000    2,123,113
   Goldman Sachs
     5.25% 10/15/13                                    1,795,000    1,815,682
     6.125% 2/15/33                                      795,000      803,321
   Household Finance 4.125% 12/15/08                   1,090,000    1,100,753
   International Lease Finance
     5.875% 5/1/13                                       465,000      490,781
     6.75% 7/15/09                              NZD      545,000      367,562
   JP Morgan Chase 5.25% 5/1/15                 USD      575,000      574,392
   MBNA 5.00% 6/15/15                                    695,000      675,700
   Merril Lynch 3.70% 4/21/08                            570,000      574,286
   Morgan Stanley 5.30% 3/1/13                           675,000      690,761
   National Rural Utilities 3.875% 2/15/08             1,105,000    1,119,954

Statement                                     Lincoln National Income Fund, Inc.
   OF NET ASSETS (CONTINUED)


                                                     Principal      Market
                                                      Amount#     Value(U.S.$)
--------------------------------------------------------------------------------
Public Debt Securities (continued)
--------------------------------------------------------------------------------
Finance (continued)
   PHH 7.125% 3/1/13                             USD     330,000   $  370,324
   Sprint Capital 8.375% 3/15/12                         400,000      468,063
   Stilwell Financial 7.00% 11/1/06                      240,000      262,403
   UFJ Finance Aruba 6.75% 7/15/13                     2,900,000    3,098,312
   Wilmington Trust 4.875% 4/15/13                       545,000      536,693
                                                                   ----------
                                                                   23,437,516
                                                                   ----------
Food, Beverage & Tobacco - 10.03%
   Altria Group 7.00% 11/4/13                          1,550,000    1,656,489
   Anheuser-Busch 5.05% 10/15/16                       1,585,000    1,578,234
   DiGiorgio 10.00% 6/15/07                              400,000      378,000
   Kraft Foods
     4.00% 10/1/08                                       700,000      704,922
     5.625% 11/1/11                                      700,000      738,720
  *Miller Brewing 144A
     4.25% 8/15/08                                       650,000      659,351
     5.50% 8/15/13                                       640,000      655,066
   Nabisco 6.85% 6/15/05                                 265,000      283,291
   Phillip Morris 7.65% 7/1/08                           565,000      625,942
   Safeway 6.15% 3/1/06                                  600,000      642,319
   Universal 6.50% 2/15/06                               260,000      280,463
   UST 6.625% 7/15/12                                    785,000      874,667
   Wendys International
     6.25% 11/15/11                                      630,000      693,035
     6.35% 12/15/05                                       60,000       64,613
                                                                   ----------
                                                                    9,835,112
                                                                   ----------
Government Agencies - 1.55%
   Fannie Mae - Series 265 9.00% 3/1/24                   81,791       91,242
   Freddie Mac - Series 7A 7.00% 9/17/31                 262,261      277,803
   Freddie Mac - 2075 Park 6.25% 8/15/27                 750,000      766,101
   Freddie Mac - Series 46B 7.80% 9/15/20                100,685      103,250
   GNMA 2003-5 B 4.486% 10/16/25                         290,000      292,134
                                                                   ----------
                                                                    1,530,530
                                                                   ----------
Healthcare & Pharmaceuticals - 3.37%
   Medco Health Solutions 7.25% 8/15/13                1,180,000    1,289,576
   Schering-Plough 5.30% 12/1/13                       1,285,000    1,310,430
   Wyeth
     5.50% 2/1/14                                        160,000      162,137
     6.45% 2/1/24                                        200,000      205,541
     6.50% 2/1/34                                        325,000      333,431
                                                                   ----------
                                                                    3,301,115
                                                                   ----------
Insurance - 4.75%

   Aon 7.375% 12/14/12                                   820,000      939,171
  *ASIF Global Financing 144A 4.90% 1/17/13              520,000      517,747
  *Farmers Insurance Exchange 144A
     8.625% 5/1/24                                     1,050,000    1,100,464
   Harleysville 5.75% 7/15/13                            310,000      292,841
  *Massachusetts Mutual Life Insurance
     144A 5.625% 5/15/33                               1,075,000    1,047,792
  *Nationwide Mutual 144A 7.875% 4/1/33                  655,000      760,097
                                                                   ----------
                                                                    4,658,112
                                                                   ----------
Metals & Mining - 1.59%
   Newmont Gold 8.91% 1/5/09                             241,020      270,718
   USX 9.375% 2/15/12                                  1,000,000    1,286,011
                                                                   ----------
                                                                    1,556,729
                                                                   ----------

                                                     Principal      Market
                                                      Amount#     Value(U.S.$)
--------------------------------------------------------------------------------
Public Debt Securities (continued)
--------------------------------------------------------------------------------
Miscellaneous - 0.83%
  *Corrections Corporation of America 144A
     7.50% 5/1/11                                USD     770,000    $ 812,350
                                                                   ----------
                                                                      812,350
                                                                   ----------
Multifamily Reits - 0.33%
   Developers Diversified Realty
     4.625% 8/1/10                                       330,000      328,656
                                                                   ----------
                                                                      328,656
                                                                   ----------
Packaging & Containers - 1.29%
   Portola Packaging 10.75% 10/1/05                      465,000      468,487
  *Sealed Air 144A
     5.375% 4/15/08                                      430,000      454,466
     5.625% 7/15/13                                      330,000      338,306
                                                                   ----------
                                                                    1,261,259
                                                                   ----------
Paper & Forest Products - 0.52%
   Bowater 6.50% 6/15/13                                 525,000      510,399
                                                                   ----------
                                                                      510,399
                                                                   ----------
Retail - 0.73%
   Office Depot 6.25% 8/15/13                            685,000      720,547
                                                                   ----------
                                                                      720,547
                                                                   ----------
Telecommunications - 8.03%
   AT&T
     7.25% 11/15/06                                      620,000      686,154
     8.75% 11/15/31                                      575,000      674,244
   AT&T Wireless Services 7.875% 3/1/11                  230,000      266,590
   Liberty Media
     3.50% 9/25/06                                       330,000      331,905
     8.25% 2/1/30                                        775,000      930,605
   Sprint Capital
     6.375% 5/1/09                                       400,000      428,073
     8.75% 3/15/32                                     1,590,000    1,884,964
   Verizon New York 7.375% 4/1/32                      2,420,000    2,674,386
                                                                   ----------
                                                                    7,876,921
                                                                   ----------
Transportation & Shipping - 3.73%
   American Airlines 6.817% 5/23/11                      505,000      454,739
   Continental Airlines
     6.503% 6/15/11                                      470,000      463,606
     7.033% 6/15/11                                      654,049      562,900
     7.875% 7/2/18 Series A                              385,000      387,260
   Delta Air Lines 7.299% 9/18/06                        615,000      554,999
 ++United Airlines 8.70% 10/7/08                         674,207      262,260
   US Airways Pass through Trust
     6.85% 1/30/18                                     1,014,028      970,229
                                                                   ----------
                                                                    3,655,993
                                                                   ----------
Utilities - 10.00%
   Atmos Energy 5.125% 1/15/13                           320,000      325,593
   Avista
     7.75% 1/1/07                                        500,000      554,806
     9.75% 6/1/08                                        500,000      597,500
   Boston Gas 8.87% 1/5/05                               290,000      310,341
   BVPS II Funding 8.33% 12/1/07                         902,000      995,546
  *Consumers Energy 144A 4.25% 4/15/08                   500,000      505,484
   Oncor Electric Delivery 7.25% 1/15/33                 860,000      981,508
  *Power Contract 144A 5.20% 2/1/06                      820,000      832,729
   PSEG Energy Holdings 7.75% 4/16/07                  1,450,000    1,546,062
   Scottish Power PLC
     7.00% 7/15/09                                       500,000      567,909
     8.29% 12/30/11                                    1,000,000    1,208,253

                                              Lincoln National Income Fund, Inc.
Statement
   OF NET ASSETS (CONTINUED)
                                                     Principal       Market
                                                      Amount#      Value(U.S.$)
--------------------------------------------------------------------------------
Public Debt Securities (continued)
--------------------------------------------------------------------------------
Utilities (continued)
   Teco Energy 7.20% 5/1/11                     USD     785,000    $   820,325
   TXU Energy 7.00% 3/15/13                             510,000        565,222
                                                                   -----------
                                                                     9,811,278
                                                                   -----------
Total Public Debt Securities
  (cost $94,554,540)                                                98,595,767
                                                                   -----------
--------------------------------------------------------------------------------
Foreign Bonds - 21.50%
--------------------------------------------------------------------------------
Argentina - 1.70%
  ^Argentina Bonos 1.165% 8/3/12                      2,655,000      1,666,820
                                                                   -----------
                                                                     1,666,820
                                                                   -----------
Australia - 0.68%
  *Woodside Finance 144A 5.00% 11/15/13                 660,000        662,749
                                                                   -----------
                                                                       662,749
                                                                   -----------
Bahamas - 1.30%
  *Bahamas Government 144A
     6.625% 5/15/33                                   1,215,000      1,275,468
                                                                   -----------
                                                                     1,275,468
                                                                   -----------
Bermuda - 2.35%
  *Intelsat 144A
     5.25% 11/1/08                                      195,000        200,880
     6.50% 11/1/13                                    1,145,000      1,196,854
  *Oil Insurance 144A 5.15% 8/15/33                     900,000        907,470
                                                                   -----------
                                                                     2,305,204
                                                                   -----------
Cayman Islands - 1.95%
[CHECK MARK]Evergreen Funding 1.68% 11/15/10            393,825        324,066
   Hutchison Whampoa International
     6.50% 2/13/13                                      205,000        213,847
  *Hutchison Whampoa International 144A
     6.25% 1/24/14                                      345,000        351,086
  *Merrill Lynch Series 98 Pilgrim 2 144A
     6.623% 9/23/09                                   1,000,000      1,029,000
                                                                   -----------
                                                                     1,917,999
                                                                   -----------
Chile - 0.79%
   Empresa Nacional de Petroleo
     6.75% 11/15/12                                     705,000        780,161
                                                                   -----------
                                                                       780,161
                                                                   -----------
Dominican Republic - 1.15%
   Dominican Republic
    ^2.063% 8/30/24                                     895,000        644,400
     9.04% 1/23/13                                      405,000        309,514
    *144A 9.04% 1/23/13                                 225,000        172,125
                                                                   -----------
                                                                     1,126,039
                                                                   -----------

Ecuador - 0.66%
  ^Republic of Ecuador 7.00% 8/15/30                    830,000        644,413
                                                                   -----------
                                                                       644,413
                                                                   -----------

France - 1.47%
  ^France Telecommunications 10.00% 3/1/31              760,000      1,013,262
  *Rhodia SA 144A 8.875% 6/1/11                         465,000        430,125
                                                                   -----------
                                                                     1,443,387
                                                                   -----------

Germany - 0.86%
   Siberian Oil
     10.75% 1/15/09                                     440,000        497,296
     11.50% 2/13/07                                     305,000        344,189
                                                                   -----------
                                                                       841,485
                                                                   -----------

                                                     Principal       Market
                                                      Amount#      Value(U.S.$)
--------------------------------------------------------------------------------
Foreign Bonds (continued)
--------------------------------------------------------------------------------
Luxembourg - 1.76%
   Tyco International 6.375% 2/15/06            USD   1,610,000    $ 1,722,700
                                                                     1,722,700
                                                                   -----------
Netherlands - 0.69%
   Aegon NV 4.75% 6/1/13                                305,000        297,962
   Telefonica Europe 7.35% 9/15/05                      345,000        374,565
                                                                   -----------
                                                                       672,527
                                                                   -----------
Peru - 1.58%
   Republic of Peru 8.75% 11/21/33                    1,545,000      1,552,725
                                                                   -----------
                                                                     1,552,725
                                                                   -----------
Philippines - 0.80%
   Republic of Philippines 10.625% 3/16/25              705,000        787,838
                                                                   -----------
                                                                       787,838
                                                                   -----------
Singapore - 1.44%
  *Singtel 144A 7.375% 12/1/31                        1,190,000      1,410,210
                                                                   -----------
                                                                     1,410,210
                                                                   -----------
South Africa - 0.87%
   Republic of South Africa
     5.25% 5/16/13                              EUR     705,000        852,287
                                                                   -----------
                                                                       852,287
                                                                   -----------

Supranational - 0.47%
  *Central American Bank 144A
     6.75% 4/15/13                              USD     425,000        458,979
                                                                   -----------
                                                                       458,979
                                                                   -----------

Venezuela - 0.98%
   Republic of Venezuela
     Series A 6.75% 3/31/20                             520,000        484,441
     Series B 6.75% 3/31/20                             515,000        479,782
                                                                   -----------
                                                                       964,223
                                                                   -----------

Total Foreign Bonds (cost $20,340,417)                              21,085,214
                                                                   -----------

--------------------------------------------------------------------------------
Private Placement Securities - Debt - 5.44%
--------------------------------------------------------------------------------
Automobiles & Automotive Parts - 0.09%
[CHECK MARK]++Continental Auto Receivables - Series A
     12.00% 4/30/05                                     500,000         85,000
                                                                   -----------
                                                                        85,000
                                                                   -----------

Banking, Finance & Insurance - 1.97%
[CHECK MARK]Anglo Irish Bank - Series A
     9.10% 9/30/06                                    1,000,000      1,136,774
[CHECK MARK]++Avianca Airline Ticket Receivable Trust
     11.75% 12/24/05                                    136,216         13,622
[CHECK MARK]Deloitte & Touche - Series B
     7.41% 10/1/11                                      727,470        785,956
                                                                   -----------
                                                                     1,936,352
                                                                   -----------

Food, Beverage & Tobacco - 0.57%
[CHECK MARK]Dairy Farmers of America Preferred
     Capital Trust 7.38% 10/2/12                        500,000        565,280
                                                                   -----------
                                                                       565,280
                                                                   -----------

Leisure, Lodging & Entertainment - 0.88%
[CHECK MARK]New Boston Garden 8.45% 9/22/15             779,832        864,132
                                                                   -----------
                                                                       864,132
                                                                   -----------

Metals & Mining - 0.56%
[CHECK MARK]++PM Holding 13.50% 10/30/04                500,000        275,000
[CHECK MARK]Steel Technologies 8.52% 3/1/05             142,500        147,630

                                              Lincoln National Income Fund, Inc.
Statement
   OF NET ASSETS (CONTINUED)
                                                     Principal       Market
                                                      Amount#      Value(U.S.$)

--------------------------------------------------------------------------------
Private Placement Securities - Debt (continued)
--------------------------------------------------------------------------------
Metals & Mining (continued)
[CHECK MARK]++Worthington Precious Metals
     13.50% 10/30/04                               USD   25,833    $   124,208
                                                                   -----------
                                                                       546,838
                                                                   -----------

Miscellaneous - 1.29%
[CHECK MARK]++CIC Acquisition (Conso International)
     14.00% 3/6/08                                      594,254        297,127
[CHECK MARK]Glass Equipment Development
     13.50% 6/2/08                                      515,000        465,974
[CHECK MARK]Setech Lewis Supply 13.50% 6/30/05          500,000        500,000
[CHECK MARK]++Zelenka Evergreen 13.75% 5/4/07           582,184             --
                                                                   -----------
                                                                     1,263,101
                                                                   -----------

Paper & Forest Products - 0.08%
[CHECK MARK]West Fraser Mills 8.44% 6/30/04              80,000         82,400
                                                                   -----------
                                                                        82,400
                                                                   -----------

Total Private Placement Securities - Debt
    (cost $6,383,707)                                                5,343,103
                                                                   -----------
--------------------------------------------------------------------------------
Senior Secured Loans - 5.65%
--------------------------------------------------------------------------------
  oCenterpoint Energy Bank Loan
     12.75% 11/12/05                                  1,000,000      1,150,000
  oCrown Castle Bank Loan Tranch B
     4.65% 9/30/10                                    1,000,000      1,016,250
  oNRG Energy Bank Loan Tranch B
     5.50% 5/8/10                                       750,000        770,625
  oQwest Communications Bank Loan
     Tranch A 6.50% 6/30/07                           1,250,000      1,318,750
  oQwest Communications Bank Loan
     Tranch B 6.95% 6/30/10                           1,250,000      1,289,063
                                                                   -----------
Total Senior Secured Loans (cost $5,294,975)                         5,544,688
                                                                   -----------
--------------------------------------------------------------------------------
Municipal Bonds - 4.62%
--------------------------------------------------------------------------------
   California State 5.00% 2/1/33                        410,000        399,254
   Golden State Tobacco Securitization
     5.625% 6/1/38                                      310,000        310,880
   Illinois State 5.10% 6/1/33                        1,900,000      1,737,893
   Oregon State 5.892% 6/1/27                         1,650,000      1,701,183
   Wisconsin State 5.70% 5/1/26-00 (FSA)                380,000        383,203
                                                                   -----------
Total Municipal Bonds (cost $4,642,260)                              4,532,413
                                                                   -----------
--------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.27%
--------------------------------------------------------------------------------
   U.S. Treasury Note 1.625% 9/30/05                  1,245,000      1,244,903
                                                                   -----------
Total U.S. Treasury Obligations
   (cost $1,237,305)                                                 1,244,903
                                                                   -----------

                                                     Number of       Market
                                                      Shares      Value(U.S.$)
--------------------------------------------------------------------------------
Preferred Stock - 3.34%
--------------------------------------------------------------------------------
Cable, Media & Publishing - 0.42%
   CSC Holdings 11.125%                                   3,900    $   410,475
                                                                   -----------
                                                                       410,475
                                                                   -----------
Energy - 1.11%
   Nexen 7.35%                                           41,450      1,083,918
                                                                   -----------
                                                                     1,083,918
                                                                   -----------
Telecommunications - 1.81%
  *Centaur Funding 144A 9.08%                             1,450      1,783,047
                                                                   -----------
                                                                     1,783,047
                                                                   -----------
Total Preferred Stock (cost $2,846,931)                              3,277,440
                                                                   -----------
--------------------------------------------------------------------------------
Private Placement Securities - Equity - 0.07%
--------------------------------------------------------------------------------
Warrants - 0.07%
[CHECK MARK]+CIC Acquisition (Conso International)        7,972             --
[CHECK MARK]+Continental Auto Receivables                 9,506             --
[CHECK MARK]+Franklin Nursery Investors                 120,746          1,207
[CHECK MARK]+Franklin Nursery Warrants                       21             --
[CHECK MARK]+Ged Holdings                                 3,049             --
[CHECK MARK]+Setech Series A                             17,306         66,628
[CHECK MARK]+WPM Holdings                                   110             --
                                                                   -----------
Total Private Placement Securities - Equity
   (cost $417,703)                                                      67,835
                                                                   -----------
--------------------------------------------------------------------------------
Miscellaneous - 0.02%
--------------------------------------------------------------------------------

[CHECK MARK]*+KBSI Partnership                                1         14,820
+*Solutia Warrants 144A                                     975             10
                                                                   -----------
Total Miscellaneous (cost $82,941)                                      14,830
                                                                   -----------
                                                     Principal
                                                      Amount
--------------------------------------------------------------------------------
Commercial Paper - 1.63%
--------------------------------------------------------------------------------

+++Koch Industries 0.95% 1/2/04                      $1,600,000      1,599,958
                                                                   -----------
Total Commercial Paper (cost $1,599,958)                             1,599,958
                                                                   -----------

Statement                                     Lincoln National Income Fund, Inc.
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 144.06%
   (cost $137,400,737)                                            $141,306,151
Liabilities Net of Receivables and
   Other Assets - (3.28%)                                           (3,220,433)
Liquidation Value of Preferred Stock - (40.78%)                    (40,000,000)
                                                                  ------------
Net Assets Applicable to 7,313,214 Common Shares
   ($1.00 Par Value) Outstanding; Equivalent
   to $13.41 per share - 100.00%                                  $ 98,085,718
                                                                  ============

Components of Net Assets at December 31, 2003:
Paid in capital                                                   $ 93,035,351
Undistributed net investment income**                                  206,163
Accumulated net realized gain on investments                           910,152
Net unrealized appreciation of
   investments and foreign currencies                                3,934,052
                                                                  ------------
Total net assets                                                  $ 98,085,718
                                                                  ============

  + Non income producing security for the year ended December 31, 2003.

 ++ Non income producing security. Security is currently in default.

+++ The interest rate shown is the yield at the time of purchase.

  * Security exempt from registration under rule 144A of the Securities Act of 1933. See Note H in "Notes to Financial Statements".

 ** Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ^ Floating Rate Notes. The interest rate shown is the rate as of December 31, 2003.

  o Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks, such as the London Inter-Bank Offered Rate (`LIBOR'), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

  # Principal amount is stated in the currency in which each bond is denominated.

[CHECK MARK] Security has been fair valued pursuant to the procedures approved by the Fund's Board of Directors. See "Note A" in Notes to Financial Statements.

Summary of Abbreviations
EUR - European Monetary Unit
NZD - New Zealand Dollar
USD - U.S. Dollar
GNMA - Government National Mortgage Association
FSA - Insured by Financial Security Assurance
CDO - Collateralized Debt Obligation

The accompanying notes are an integral part of the financial statements.

Statement                                     Lincoln National Income Fund, Inc.
   OF OPERATIONS                              Year Ended December 31, 2003



Investment Income:
   Interest                                                        $ 9,130,431
   Dividends                                                           143,145     $ 9,273,576
                                                                   -----------     -----------

Expenses:
   Management fees                                                   1,202,520
   Remarketing agent fees                                               92,056
   Directors' fees                                                      69,500
   Audit and related fees                                               63,150
   Reports and statements to shareholders                               52,431
   Dividend disbursing and transfer agent fees and expenses             45,900
   Legal fees                                                           35,600
   Custodian fees                                                       28,338
   NYSE listing fees                                                    25,000
   Other                                                                24,025       1,638,520
                                                                   -----------
   Less expenses paid indirectly                                                        (2,370)
                                                                                   -----------
   Total expenses                                                                    1,636,150
                                                                                   -----------
Net Investment Income                                                                7,637,426
                                                                                   -----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
   Net realized gain (loss) on:
     Investments                                                                     7,927,087
     Foreign currencies                                                                (31,016)
                                                                                   -----------
   Net realized gain                                                                 7,896,071
   Net change in unrealized appreciation/depreciation
     of investments and foreign currencies                                             607,952
                                                                                   -----------
Net Realized and Unrealized Gain on Investments
   and Foreign Currencies                                                            8,504,023
                                                                                   -----------

Dividends on Preferred Stock                                                          (491,365)
                                                                                   -----------

Net Increase in Net Assets Resulting from Operations                               $15,650,084
                                                                                   ===========

See accompanying notes

Statements                                    Lincoln National Income Fund, Inc.
   OF CHANGES IN NET ASSETS

                                                                           Year Ended

                                                                     12/31/03        12/31/02

Increase (Decrease) in Net Assets from Operations:
   Net investment income                                           $ 7,637,426     $ 8,747,717
   Net realized gain (loss) on investments and
     foreign currencies                                              7,896,071        (845,909)
   Net change in unrealized appreciation/depreciation
     of investments and foreign currencies                             607,952       4,162,119
   Dividends on preferred stock                                       (491,365)       (726,561)
                                                                   -----------     -----------
   Net increase in net assets resulting from operations             15,650,084      11,337,366
                                                                   -----------     -----------

Dividends and Distributions to Common Shareholders from:
   Net investment income                                            (7,711,674)     (8,361,973)
   Net realized gain on investments                                 (4,914,480)             --
                                                                   -----------     -----------
                                                                   (12,626,154)     (8,361,973)
                                                                   -----------     -----------

Changes from Capital Share Transactions:
   Proceeds for shares issued under dividend reinvestment plan       1,714,114         865,113
                                                                   -----------     -----------
Net increase in net assets resulting from capital
   share transactions                                                1,714,114         865,113
                                                                   -----------     -----------
Net Increase in Net Assets                                           4,738,044       3,840,506

Net Assets:
   Beginning of year                                                93,347,674      89,507,168
                                                                   -----------     -----------
   End of year                                                     $98,085,718     $93,347,674
                                                                   ===========     ===========
   Undistributed net investment income                             $   206,163     $    65,981
                                                                   ===========     ===========

See accompanying notes

Statement                                     Lincoln National Income Fund, Inc.
   OF CASHFLOWS                               Year Ended December 31, 2003



Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations                              $ 15,650,084
                                                                                  ------------
   Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
     Amortization of discount on securities                                           (121,967)
     Net proceeds from investment transactions                                       1,407,970
     Net realized gain from security and foreign currency transactions              (7,896,071)
     Net change in unrealized appreciation/depreciation                               (607,952)
     Increase in receivable for investments sold                                      (970,425)
     Decrease in interest and dividends receivable                                     171,463
     Decrease in payable for investments purchased                                    (809,860)
     Increase in accrued expenses and other liabilities                                 38,694
     Increase in distributions payable                                               3,938,471
                                                                                  ------------
   Total adjustments                                                                (4,849,677)
                                                                                  ------------
Net cash provided by operating activities                                           10,800,407
                                                                                  ------------

Cash Flows Used for Financing Activities:
   Proceeds for shares issued under dividend reinvestment plan                       1,714,114
   Distributions paid to common shareholders                                       (12,626,154)
                                                                                  ------------
Net cash used for financing activities                                             (10,912,040)
                                                                                  ------------
Net decrease in cash                                                                  (111,633)
Cash at beginning of year                                                            1,246,699
                                                                                  ------------
Cash at end of year                                                               $  1,135,066
                                                                                  ============

Cash paid for preferred dividends                                                 $    495,022
                                                                                  ============

Financial
   HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Lincoln National Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended
                                                              12/31/03      12/31/02(6)   12/31/01(2),(6)  12/31/00(6)   12/31/99(6)

Net asset value, beginning of period                           $12.990       $12.580       $12.770          $12.170       $13.390

Income (loss) from investment operations:(1)
Net investment income                                            1.054         1.230         1.320            1.290         1.260
Net realized and unrealized gain (loss)
   on investments and foreign currencies                         1.165         0.450         0.070            0.620        (1.200)
Dividends on preferred stock from:
   Net investment income                                        (0.064)       (0.100)       (0.230)          (0.360)       (0.280)
   Net realized gain on investments                             (0.004)           --            --               --        (0.010)
                                                               -------       -------       -------          -------       -------
Total dividends on preferred stock                              (0.068)       (0.100)       (0.230)          (0.360)       (0.290)
                                                               -------       -------       -------          -------       -------
Total from investment operations                                 2.151         1.580         1.160            1.550        (0.230)
                                                               -------       -------       -------          -------       -------

Less dividends and distributions to common shareholders from:

Net investment income                                           (1.061)       (1.170)       (1.080)          (0.910)       (0.990)
Net realized gain on investments                                (0.670)           --        (0.270)          (0.040)           --
                                                               -------       -------       -------          -------       -------
Total dividends and distributions                               (1.731)       (1.170)       (1.350)          (0.950)       (0.990)
                                                               -------       -------       -------          -------       -------

Net asset value, end of period                                 $13.410       $12.990       $12.580          $12.770       $12.170
                                                               =======       =======       =======          =======       =======

Market value, end of period                                    $14.750       $12.580       $12.770          $12.170       $13.390
                                                               =======       =======       =======          =======       =======

Total investment return based on:

Market value                                                    31.46%        17.99%        22.13%           21.04%       (25.34%)

Ratios and supplemental data:
Net assets applicable to common shares, end of period
   (000 omitted)                                               $98,086       $93,348       $89,507          $90,828       $86,569
Ratio of expenses to average net assets applicable to
   common shares(3)                                              1.64%         1.77%         1.65%            1.68%         1.62%
Ratio of expenses to adjusted average net assets(5)              1.17%         1.23%         1.16%            1.17%         1.13%
Ratio of net investment income to average net assets
   applicable to common shares(3)                                7.64%         9.63%        10.01%           10.27%         9.80%
Ratio of net investment income to adjusted average
   net assets(5)                                                 5.46%         6.69%         7.05%            7.14%         6.81%
Portfolio turnover                                                562%          732%          775%              95%           10%

Leverage Analysis

Value of preferred shares outstanding (000 omitted)            $40,000       $40,000       $40,000          $40,000       $40,000
Net asset coverage per share of preferred shares,
   end of period                                                $3,452        $3,334        $3,238           $3,271        $3,164
Liquidation value per share of preferred shares(4)              $1,000        $1,000        $1,000           $1,000        $1,000

(1) The average shares outstanding method has been applied for per share information.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing all premium and discount on debt securities. The effect of this change for the year ended December 31, 2002 had no material impact on per share ratios and supplemental data.

(3) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4) Excluding any accumulated but unpaid dividends.

(5) Adjusted average net assets does not reflect the liability related to preferred stock outstanding.

(6) Information has been audited by the Fund's predecessor auditors.

See accompanying notes

Notes                                         Lincoln National Income Fund, Inc.
   TO FINANCIAL STATEMENTS                    December 31, 2003


Lincoln National Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

Note A -- Summary of Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of December 31, 2003 the Fund held $7,580,680 in fair valued securities, representing 7.73% of net assets of the Fund.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

Distributions to common shareholders are declared and paid quarterly. Distributions to preferred shareholders are accrued daily and generally are paid every 28 days.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2003 were approximately $2,370. The expense paid under this agreement is included in its respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

Note B -- Restricted Securities
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Notes                                         Lincoln National Income Fund, Inc.
   TO FINANCIAL STATEMENTS (CONTINUED)


Note B-- Restricted Securities (continued)
Restricted securities held by the Fund are as follows:

Private Placements                                                          Date of
                                                                            Purchase       Par              Cost       Fair Value
Private Placement Securities - Debt
Anglo Irish Bank 9.10%, 9/30/06                                              9/30/94    $1,000,000       $1,000,000    $1,136,774
Avianca Airline Ticket Receivable Trust 11.75%, 12/24/05                    12/24/97       136,215          136,215        13,622
CIC Acquistion (Conso International) 14.00%, 3/6/08                           3/6/00       594,254          420,000       297,127
Continental Auto Receivables Series A 12.00%, 4/30/05                        7/29/99       500,000          482,055        85,000
Dairy Farmers of America Preferred Capital Trust 7.38%, 10/2/12              10/2/98       500,000          500,000       565,280
Deloitte & Touche LLP 7.41%,10/1/11                                          9/25/96       727,470          727,470       785,956
Glass Equipment Development 144A 13.50%, 6/2/08                               6/2/00       515,000          472,896       465,974
New Boston Garden Corporation 8.45%, 9/22/15                                 9/22/95       779,832          779,832       864,132
PM Holding 13.50%, 10/30/04                                                 10/31/98       500,000          483,000       275,000
Setech Lewis Supply 13.50%, 6/30/05                                          7/19/99       500,000          480,324       500,000
Steel Technologies 8.52%, 3/1/05                                              2/6/95       142,500          142,500       147,630
West Fraser Mills 8.44%, 6/30/04                                             4/15/94        80,000           80,000        82,400
Worthington Precision Metals 13.50%, 10/30/04                                1/30/99       225,833          167,141       124,208
Zelenka Evergreen 13.75% 5/4/07                                               5/4/00       582,184          512,274            --
                                                                                                         ----------    ----------
Total Private Placement - Debt                                                                           $6,383,707    $5,343,103
                                                                                                         ----------    ----------

                                                                            Date of
                                                                            Purchase       Shares           Cost       Fair Value
Private Placement Securities - Equity
CIC Acquisition (Conso International)                                         3/6/00         7,972        $  80,001       $    --
Continental Auto Receivables                                                 7/29/99         9,506           60,000            --
Franklin Nursery Warrants                                                     3/1/00            21           40,617            --
Franklin Nursery - Interest                                                   3/1/00       120,746          120,746         1,207
GED Holdings                                                                  6/2/00         3,049           42,583            --
Setech                                                                       7/19/99        17,306           56,756        66,628
WPM Holdings                                                                10/30/98           110           17,000            --
                                                                                                           --------       -------
Total Private Placement - Equity                                                                           $417,703       $67,835
                                                                                                           --------       -------

Note C -- Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of U.S. government securities and short-term investments) amounted to $466,248,205 and $462,698,683, respectively, for the year ended December 31, 2003. At December 31, 2003, the cost of investments for federal income tax purposes was $137,629,172.

At December 31, 2003, net unrealized appreciation was $3,676,979, of which $6,804,143 related to unrealized appreciation of investments and $3,127,164 related to unrealized depreciation of investments.

Note D -- Management Fees and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, a management fee of 0.1875% of adjusted net assets of the Fund as of the close of business on the last business day of each quarter (0.75% on an annual basis) plus 1.50% on an annual basis of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred Stock. Adjusted net assets does not reflect the liability related to preferred stock outstanding.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services which are paid for by DMC out of its investment advisory fees.

At December 31, 2003, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC                 $295,085
   Other expense payable to DMC and affiliates*              108,750

*DMC, as part of its administrative services, pays Fund operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, stock exchange fees, custodian fees and directors' fees.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

Notes                                         Lincoln National Income Fund, Inc.
   TO FINANCIAL STATEMENTS (CONTINUED)



Note E -- Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                        2003          2002
   Ordinary Income                                  $12,664,100    $9,088,534
   Long-term capital gain                               453,419            --
                                                    -----------    ----------
   Total                                            $13,117,519    $9,088,534
                                                    ===========    ==========

As of December 31, 2003, the components of net assets on a tax basis were as follows:

   Paid in capital                                                $93,035,351
   Undistributed ordinary income                                    1,166,746
   Undistributed long-term capital gains                              196,049
   Post-October currency losses                                       (18,045)
   Unrealized appreciation on investments and foreign currencies    3,705,617
                                                                  -----------
Net assets                                                        $98,085,718
                                                                  ===========

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on foreign currency transactions from November 1, 2003 through December 31, 2003 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

Note F -- Variable Term Preferred Stock
During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. Dividends are cumulative from the date of the original issue and generally reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, place restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of certain futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary.

The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

During the year ended December 31, 2003, VTP dividend rates have ranged from 1.05% to 1.50% and the average weighted dividend rate was 1.19%.

Note G -- Capital Shares
Shares issued under the dividend reinvestment plan were as follows:

                                                                       Shares
                                                                       ------
   Year ended December 31, 2003                                       127,892
   Year ended December 31, 2002                                        70,491

Note H -- Market and Credit Risk
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

Note I - Important Fund Information
Change to Investment Policies Regarding Futures -
The Board of Directors has authorized the Fund to enter into futures contracts as a technique to manage the duration of the Fund's investment portfolio. The aggregate market value of the futures contracts held by the Fund for duration management and other permitted purposes will not exceed 35% of the Fund's total assets. The Fund will not use futures contracts for speculative purposes. The Fund may experience a loss if it employs a futures strategy relating to a specific security or a market index and that security or index moves in the opposite direction from what the investment manager anticipated. The use of futures also entails additional expenses, which could reduce any benefit or increase any loss to the Fund from using futures.

Appointment of New Independent Auditors -
The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the 2003 fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for fiscal years 2001 and 2002 contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles. In addition, during fiscal years 2001 and 2002 and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Note J - Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2003, the Fund designates distributions paid during the year as follows:

        (A)                (B)
     Long-Term          Ordinary
   Capital Gains         Income              Total
   Distributions      Distributions      Distribution
    (Tax Basis)        (Tax Basis)        (Tax Basis)
   -------------      -------------      ------------
         4%                96%               100%

(A) and (B) are based on a percentage of the Fund's total distributions.

Report
   OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Lincoln National Income Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Income Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations, statement of changes in net assets, statement of cash flows, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the four years in the period ended December 31, 2002, were audited by other auditors whose report dated February 14, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Income Fund, Inc. at December 31, 2003, and the results of its operations and its cash flows, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.




Ernst & Young LLP


Philadelphia, Pennsylvania
February 13, 2004

Board of Directors and Officers

An investment company is governed by a Board of Directors, which has oversight responsibility for the management of the company's business affairs. Directors establish procedures and oversee and review the performance of the investment manager and others that perform services for the company. The independent fund directors, in particular, are advocates for shareholder interests. Following is a list of the Fund's Directors and certain background and related information.


                                                                         Principal              Number of             Other
    Name,                       Position(s)                            Occupation(s)        Portfolios in Fund    Directorships
   Address                      Held with       Length of Time            During             Complex Overseen        Held by
 and Birthdate                  Registrant        Served*              Past 5 Years             by Director          Director
------------------------------------------------------------------------------------------------------------------------------------
DIRECTORS

   Patrick P. Coyne(1)          President         1 Year          Executive Vice President/         2        President and Director,
   2005 Market Street                                                 Managing Director/                       Lincoln National
 Philadelphia, PA 19103                                           Chief Investment Officer-                  Convertible Securities
                                                                   Fixed Income (since 2003);                      Fund, Inc.
   April 14, 1963                                                  Mr. Coyne has served in
                                                                 various executive capacities
                                                                      at different times
                                                                    at Delaware Investments.

------------------------------------------------------------------------------------------------------------------------------------
Richard M. Burridge, Sr.(2)     Director         32 Years                Vice President,            2            Director, Lincoln
 1 N. Wacker Drive                                                       UBS/PaineWebber                          National Income
   Suite 2500                                                             (since 2000);                       Convertible Securities
 Chicago, IL 60606                                                           Chairman,                              Fund, Inc.
                                                                     The Burridge Group, Inc.
   March 19, 1929                                                          (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------
 H. Thomas McMeekin(3)          Director         14 Years                Managing Director,         2            Director, Lincoln
   Suite 5600                                                    Prudential Investment Management                   National
 180 N. Stetson Street                                                    (since 2001);                       Convertible Securities
 Chicago, IL 60610                                                      Managing Partner,                           Fund, Inc.
                                                                       Griffin Investments
   June 17, 1953                                                          (since 2000);
                                                                      Executive Vice President
                                                                   and Chief Investment Officer -
                                                                           Fixed Income,
                                                                Delaware Investments (1999-2000);
                                                                      President and Director,
                                                                Lincoln Investment Management, Inc.,
                                                                   Executive Vice President and
                                                                     Chief Investment Officer,
                                                                    Lincoln National Corporation
                                                                           (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

   Thomas L. Bindley            Independent       6 Years                President, Bindley         2          Director, Midas, Inc.
 707 Skokie Boulevard            Director                               Capital Corporation                    and Lincoln National
     Suite 600                                                             (since 1998);                      Convertible Securities
 Northbrook, IL 60062                                                  Executive Vice President                     Fund, Inc.
                                                                    and Chief Financial Officer,
  November 8, 1943                                                       Whitman Corporation
                                                                            (until 1998).

------------------------------------------------------------------------------------------------------------------------------------
   Adela Cepeda                 Independent      12 Years                    President,             2             Director, Fort
   Suite 4975                    Director                                  A.C. Advisory, Inc.                    Dearborn Income
 161 N. Clark Street                                                         (since 1995).                       Securities, Inc.,
  Chicago, IL 60601                                                                                               Lincoln National
                                                                                                              Convertible Securities
                                                                                                                    Fund, Inc.,
   April 30, 1958                                                                                                   Amalgamated
                                                                                                                  Bank of Chicago,
                                                                                                               AmalgaTrust Co., Inc.
                                                                                                                    and Wyndham
                                                                                                                 International, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                                                         Principal              Number of             Other
    Name,                       Position(s)                            Occupation(s)        Portfolios in Fund     Directorships
   Address                      Held with       Length of Time            During             Complex Overseen        Held by
 and Birthdate                  Registrant        Served*              Past 5 Years         by Director/Officer   Director/Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)

   Roger J. Deshaies             Independent      12 Years           Senior Vice President-          2           Director, Partners
   Executive Offices              Director                            Finance, Brigham &                         Health System and
    PBB-Admin. 4                                                        Women's Hospital                          Lincoln National
   c/o  Receiving                                                         (since 1998);                       Convertible Securities
  29 Shattuck Street                                                 Senior Vice President -                         Fund, Inc.
   Boston, MA 02115                                                     Finance, Parkview
                                                                    Health System (until 1998).
   August 5, 1949
------------------------------------------------------------------------------------------------------------------------------------
   Daniel R. Toll                Independent      28 Years              President, Heller            2           Director, Lincoln
 560 Green Bay Road               Director                         International Corporation                      National Income
   Suite 300                                                              (until 1984).                       Convertible Securities
 Winnetka, IL 60093                                                                                                  Fund, Inc.

   December 3, 1927
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

   Michael P. Bishof           Chief Financial     5 Years             Mr. Bishof has served in      2                 None
  2005 Market Street           Officer/Treasurer                           various executive
  Philadelphia, PA  19103                                              capacities at different
                                                                            times at Delaware
   August 18, 1962                                                             Investments.
------------------------------------------------------------------------------------------------------------------------------------
   David F. Connor                Secretary        4 Years                 Vice President and        2                 None
  2005 Market Street                                                     Deputy General Counsel,
Philadelphia, PA  19103                                                   Delaware Investments
                                                                           (since 2000); Vice
   December 2, 1963                                                     President and Assistant
                                                                             General Counsel,
                                                                         Prudential Investments
                                                                        (1998-2000); Associate,
                                                                          Drinker Biddle & Reath
                                                                             LLP (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

*   The Board of Directors of the Fund is comprised of three classes of
    Directors: two Directors constituting Class 2 Directors (Messrs. Burridge and Coyne) have a term of office until the 2004 annual meeting of shareholders, three Directors constituting Class 3 Directors (Messrs. Bindley, McMeekin and Toll) have a term of office until the 2005 annual meeting of shareholders, and two Directors constituting Class 1 Directors (Ms. Cepeda and Mr. Deshaies) have a term of office until the 2006 annual meeting of shareholders. At each annual meeting of shareholders, Directors will be elected to succeed the class of Directors whose terms expire at that meeting, and each newly elected Director will serve for a three-year term and until his or her successor is elected and qualified.

(1) Executive Officer of the Fund's investment advisor.

(2) Mr. Burridge is considered to be an "interested director" by virtue of his affiliation with a registered broker-dealer that has executed portfolio transactions for and sold shares of investment companies managed by the Fund's investment advisor.

(3) Mr. McMeekin is considered to be an "interested director" because he currently owns stock of Lincoln National Corporation, of which the Fund's investment advisor is a wholly-owned subsidiary.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Lincoln National Income Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its own Common Stock on the open market at market prices.

Corporate Information                   Automatic Dividend Reinvestment Plan

Investment Advisor                      Any registered shareholder of Lincoln       Shares will be held by the Plan agent.
Delaware Management Company             National Income Fund, Inc. may              You will receive a statement each time
2005 Market Street                      participate in the Automatic Dividend       shares are distributed by the Fund or
Philadelphia, PA  19103-7094            Reinvestment Plan (the "Plan"). If you      purchased for you.
                                        are a beneficial owner whose shares are
Administrator                           registered in the name of another (e.g.,    There is no direct charge for Plan
Delaware Service Company, Inc.          in a broker's "street name") and desire     participation. The administrative costs
2005 Market Street                      to participate in the Plan, you must        of the Plan are borne by the Fund.
Philadelphia, PA 19103-7094             become a registered holder by
                                        transferring the shares to your name.       If your dividends and other
Independent Auditors                                                                distributions are reinvested, they will
Ernst & Young LLP                       To participate in the Plan, you must        be subject to capital gains and income
2001 Market Street                      complete and forward an authorization       taxes as if they were paid to you in
Philadelphia, PA 19103-7042             card to Mellon Investor Services LLC,       cash.
                                        the Plan agent. This card authorizes the
Dividend Disbursing Agent, Transfer     Plan agent to receive your dividends and    You may terminate your participation in
Agent and Reinvestment Plan Agent       other distributions from the Fund in        the Plan at any time by giving written
Mellon Investor Services LLC            additional shares of common stock. The      notice to the Plan agent.
Overpeck Centre                         additional shares will be issued by the
85 Challenger Road                      Fund, if the net asset value per share      For additional information on the Plan,
Ridgefield Park, NJ 07666               is equal to or lower than the market        please write to:
800 851-9677                            price of the Fund's common stock plus       Mellon Investor Services LLC
                                        brokerage commissions. If the net asset     Overpeck Centre
Stock Exchange                          value per share is higher than the          85 Challenger Road
The Fund's stock is traded on the       market price of the Fund's common stock     Ridgefield Park, NJ 07666
New York Stock Exchange (NYSE)          plus brokerage commissions, the             or call 800 851-9677.
under the symbol LND.                   additional shares will be purchased in
                                        the open market and the cost of the
For Securities Dealers and Financial    brokerage commissions will be charged to
Institutions Representatives            each participant on a pro-rata basis.
800 362-7500                            The Plan also allows the Plan agent to
                                        accept optional cash contributions. Each
                                        optional cash contribution by a
                                        participant must be not less than $100
                                        and not more than $3,000 per dividend
                                        period and must be received by the Plan
                                        agent not less than five business days
                                        and no more than 30 days prior to the
                                        dividend payment date.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8527)                                                        Printed in the USA
AR-LNI [12/03] IVES 2/04                                         J9543 EXP: 2/05

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Directors has determined that Roger J. Deshaies, Chairman of the registrant's Audit Committee, is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Directors has also determined that Mr. Deshaies is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $33,000 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for services provided to the Registrant by its former independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the former independent auditors in connection with statutory and regulatory filings or engagements were $35,150 for the fiscal year ended December 31, 2002.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $16,000 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: agreed-upon procedures relating to confirming compliance with asset coverage and liquidity maintenance tests required with respect to variable term preferred stock.

         The aggregate fees billed for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         The aggregate fees billed by the Registrant's former independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $13,000 for the fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: agreed-upon procedures relating to confirming compliance with asset coverage and liquidity maintenance tests required with respect to variable term preferred stock.

         The aggregate fees billed by the Registrant's former independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,500 for the fiscal year ended December 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax and excise tax returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         The aggregate fees billed by the Registrant's former independent auditors for tax-related services provided to the Registrant were $3,000 for the fiscal year ended December 31, 2002. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax and excise tax returns.

         The aggregate fees billed by the Registrant's former independent auditors for tax-related services provided to the Registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2003.

         The aggregate fees billed for all services provided by the former independent auditors to the Registrant other than those set forth in paragraphs
(a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2002.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's former independent auditors to the Registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended December 31, 2002.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's current and former independent auditors for services rendered to the Registrant and to its investment adviser and other service providers under common control with the adviser were $171,400 and $51,150 for the Registrant's fiscal years ended December 31, 2003 and December 31, 2002, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         The registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the registrant's Audit Committee are Roger J. Deshaies, Thomas L. Bindley, Adela Cepeda and Daniel R. Toll.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         The registrant has formally delegated to its investment adviser (the "Adviser") the ability to make all proxy voting decisions in relation to portfolio securities held by the registrant. If and when proxies need to be voted on behalf of the registrant, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the registrant. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the registrant.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the registrant and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the registrant, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the registrant's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the registrant.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the registrant. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from a company's operations and products.

         Because the registrant has delegated proxy voting to the Adviser, the registrant is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the registrant are voted by ISS in accordance with the Procedures. Because almost all registrant proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the registrant. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Required only for periods ending on or after June 15, 2004.

Item 9. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Lincoln National Income Fund, Inc.

PATRICK P. COYNE
----------------
By:    Patrick P. Coyne
Title: President
Date:    March 5, 2004
     -----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
----------------
By:    Patrick P. Coyne
Title: President
Date:    March 5, 2004
     -----------------


MICHAEL P. BISHOF
-----------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:    March 5, 2004
     -----------------